SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	9 Months Ended
Sep. 30, 2020 USD ($)
Lease cost
Operating lease cost (included in general and admin in company's statement of operations)	$ 53,265
Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 9/30/2020	$ 0
Weighted average remaining lease term-operating leases (in years)	4 years 11 months 1 day
Average discount rate - operating leases	5.00%
Operating leases
Long -term right-of-use assets	$ 2,832,007
Total right-of-use assets	2,832,007
Short-term operating lease liabilities	365,274
Long-term operating lease liabilities	2,521,582
Total operating lease liabilities	2,886,855
Year ending September 30,
2021	504,640
2022	653,079
2023	693,183
2024	736,072
2025	704,602
Total lease payments	3,291,576
Less: Imputed interest/present value discount	(404,125)
Present value of lease liabilities	$ 6,179,027